SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment
Minimum value for additions and improvements to property and equipment	$ 500
Minimum useful life of additions and improvements to property and equipment (in years)	1
Property and equipment
Interest costs capitalized related to construction projects	$ 8,000,000	$ 4,000,000	$ 9,000,000
Buildings and improvements
Property and equipment
Useful life, minimum (in years)	25
Useful life, maximum (in years)	40
Equipment
Property and equipment
Useful life, minimum (in years)	3
Useful life, maximum (in years)	15